Right of use assets and Lease liabilities (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets And Lease Liabilities
Current lease liabilities	$ 9,451,551	$ 7,142,360
Non-current lease liabilities	39,782,317	34,061,739
Total Current Lease Liabilities	9,451,551	7,142,360
Total Non Current Lease Liabilities	$ 39,782,317	$ 34,061,739